DIVIDENDS AND INTEREST ON EQUITY - Breakdown (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends and interest on equity payable
Withholding tax rate (as a percent)	15.00%
Dividends and interest on equity	R$ 2,237,090	R$ 2,247,884	R$ 3,187,417
Telefnica
Dividends and interest on equity payable
Dividends and interest on equity	742,819	713,232
Telefnica Latinoamrica Holding
Dividends and interest on equity payable
Dividends and interest on equity	712,945	684,570
Telefónica Chile
Dividends and interest on equity payable
Dividends and interest on equity	1,096	1,053
Telefónica IoT & Big Data Tech [Member]
Dividends and interest on equity payable
Dividends and interest on equity	1,975	2,453
Non-controlling interest
Dividends and interest on equity payable
Dividends and interest on equity	R$ 778,255	R$ 846,576